Impact of Potential Depreciation of Euro and US Dollar (Detail) - Foreign Exchange Risk - Foreign Exchange Contract	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Probable Scenario | US dollar
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	3.3080	32,591
Exchange rate depreciation percentage	0.00%	0.00%
Probable Scenario | Euro
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	3.9693	34,384
Exchange rate depreciation percentage	0.00%	0.00%
Possible Scenario | US dollar
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	4.1350	40,739
Exchange rate depreciation percentage	25.00%	25.00%
Possible Scenario | Euro
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	4.9616	42,980
Exchange rate depreciation percentage	25.00%	25.00%
Remote Scenario | US dollar
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	4.9620	48,887
Exchange rate depreciation percentage	50.00%	50.00%
Remote Scenario | Euro
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	5.9540	51,576
Exchange rate depreciation percentage	50.00%	50.00%